Organization and Summary of Significant Accounting Policies - Property Plant And Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 30, 2016
Vehicles
Property Plant And Equipment [Line Items]
Estimated useful lives of PP&E	P5Y
Minimum | Computer Software, Hardware and Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of PP&E	P3Y
Minimum | Machinery
Property Plant And Equipment [Line Items]
Estimated useful lives of PP&E	P5Y
Minimum | Office Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of PP&E	P5Y
Maximum | Computer Software, Hardware and Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of PP&E	P5Y
Maximum | Machinery
Property Plant And Equipment [Line Items]
Estimated useful lives of PP&E	P10Y
Maximum | Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives of PP&E	P15Y
Maximum | Office Furniture, Fixtures and Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives of PP&E	P7Y